Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Acquisition Activity
The Company acquired two intangible assets in 2021
and two businesses in 2020
. The related consideration was as follows:

	Year ended December 31,

	2021	2020

	Cash Consideration
Businesses acquired	-	166
Less: Cash acquired	-	(4)
Businesses acquired, net of cash	-	162
Investments in businesses	12	1
Asset acquisitions (1)	3	-
Contingent consideration payments	3	4
	18	167

Summary of Brief Description of the Acquisition
The following describes the acquisitions completed during
2020
:

Date	Company	Acquiring Segments	Description
March 2020	Pondera Solutions	Legal Professionals	A provider of technology and advanced analytics to combat fraud, waste and abuse in healthcare and large government programs.
August 2020	CaseLines, now known as Case Center	Legal Professionals	A provider of a cloud-based, evidence sharing platform that allows courts, law enforcement, prosecutors and legal practitioners to digitally collaborate, share and participate in virtual and physical court proceedings.

Summary of Net Assets Acquired

Year ended December 31,

2020
Cash and cash equivalents	4
Trade receivables	4
Prepaid expenses and other current assets	1
Current assets	9
Computer software	25
Other identifiable intangible assets	23
Total assets	57
Payables and accruals	(7)
Deferred revenue	(6)
Other financial liabilities	(2)
Current liabilities	(15)
Provisions and other non-current liabilities	(2)
Deferred tax	(7)
Total liabilities	(24)
Net assets acquired	33
Goodwill	133
Total	166